FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2025	December 31, 2024
Non-designated derivative instruments - short-term assets:
Interest rate swaps	—	121
Total derivative instruments - short-term assets	—	121
Designated derivative instruments - long-term assets:
Interest rate swaps	—	1,631
Cross currency interest rate swaps	6,085	2,212
Non-designated derivative instruments - long-term assets:
Interest rate swaps	8,648	11,515
Cross currency interest rate swaps	490	165
Total derivative instruments - long-term assets	15,223	15,523

(in thousands of $)	June 30, 2025	December 31, 2024
Non-designated derivative instruments - short-term liabilities:
Cross currency swaps	—	14,884
Total derivative instruments - short-term liabilities	—	14,884
Designated derivative instruments - long-term liabilities:
Interest rate swaps	5,080	103
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	1,449	—
Total derivative instruments - long-term liabilities	6,529	103

Movements in the Consolidated Statement of Operations are summarized as follows:

	Six months ended
(in thousands of $)	June 30, 2025	June 30, 2024
Net (loss)/gain in fair value movements of non-designated derivatives	(4,183)	1,555
Net cash movement on non-designated derivatives and swap settlements	1,621	2,975
Total cash movement and valuation (loss)/gain on non-designated derivatives	(2,562)	4,530

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates.

As of June 30, 2025, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for NIBOR or SOFR. The total net notional principal amount subject to interest rate swap agreements as of June 30, 2025, was $0.8 billion (December 31, 2024: $0.5 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, some of which are designated as hedges against the NOK750.0 million senior unsecured floating rate bonds due 2029. The total net notional principal amount subject to cross currency swap agreements as of June 30, 2025, was NOK750.0 million (December 31, 2024: NOK1.4 billion).
Apart from the NOK750 million senior unsecured floating rate bonds due 2029, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025		December 31, 2024
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	2,859	2,859	3,736	3,736
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,750	150,000	150,975
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	153,375	150,000	154,737
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	150,552	145,200	149,874
NOK750 million senior unsecured floating rate bonds due 2029	74,391	74,510	63,592	63,778
7.75% senior unsecured sustainability-linked bonds due 2030	144,400	144,581	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts - short-term receivables	—	—	121	121
Interest rate/ currency/ commodity swap contracts - long-term receivables	15,223	15,223	15,523	15,523
Interest rate/ currency/ commodity swap contracts - short-term payables	—	—	14,884	14,884
Interest rate/ currency/ commodity swap contracts - long-term payables	6,529	6,529	103	103

In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, changes in the fair values of the swaps are recognized in other comprehensive income where the Company has designated the swaps as hedges. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.
The fair values of financial assets and liabilities as of June 30, 2025, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2025	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity securities	2,859	2,859
Interest rate/ currency/ commodity swap contracts, long-term receivables	15,223		15,223
Total assets	18,082	2,859	15,223	—
Liabilities:
7.25% senior unsecured sustainability-linked bonds due 2026	150,750	150,750
8.875% senior unsecured sustainability-linked bonds due 2027	153,375	153,375
8.25% senior unsecured sustainability-linked bonds due 2028	150,552	150,552
NOK750 million senior unsecured floating rate bonds due 2029	74,510	74,510
7.75% senior unsecured sustainability-linked bonds due 2030	144,581	144,581
Interest rate/ currency/ commodity swap contracts, long-term payables	6,529		6,529
Total liabilities	680,297	673,768	6,529	—

As of June 30, 2025, investment in equity securities consist of NorAm Drilling shares trading on the Euronext Growth in Oslo.

The estimated fair values of the 7.25% senior unsecured sustainability-linked bonds due 2026, the 8.875% senior unsecured sustainability-linked bonds due 2027, the 8.25% senior unsecured sustainability-linked bonds due 2028, the 7.75% senior unsecured sustainability-linked bonds due 2030 and the floating rate NOK denominated bonds due 2029 are all based on their quoted market prices as of the balance sheet date.

The estimated fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and NIBOR or SOFR interest rates as of June 30, 2025.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), Danske Bank A/S, ING Bank N.V and Sumitomo Mitsui Banking Corporation. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments.

The Company does not require collateral or other securities to support financial instruments that are subject to credit risk, however certain of the Company’s counterparties require the Company to periodically post collateral when the fair value of the financial instruments exceeds or is below specified thresholds. As of June 30, 2025, the other receivables balance within current assets in the consolidated balance sheets included $0.0 million (December 31, 2024: $5.0 million) in relation to cash collateral posted by the Company.

There is also a concentration of revenue risk with Maersk A/S (“Maersk”), ConocoPhillips Skandinavia AS (“ConocoPhillips”) and Hapag-Lloyd AG, to whom the Company charters several vessels and earns a significant proportion of its revenues.